Note 17 - Stock-based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Cost of revenues	220	160	90
Sales and marketing	706	436	246
Research and development	281	184	85
General and administrative	3,702	2,930	2,386
Effect on net income	4,909	3,710	2,807

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2020	January 31, 2019	January 31, 2018
Expected dividend yield (%)	–	–	–
Expected volatility (%)	23.5	23.6	23.5
Risk-free rate (%)	1.4	2.0	1.0
Expected option life (years)	5	5	5

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2018	657,209	$18.21	4.9	5.7
Granted	272,144	$27.96
Exercised	(46,065)	$11.75
Forfeited	(3,950)	$26.43
Balance at January 31, 2019	879,338	$21.41	4.7	8.7
Granted	367,173	$38.06
Exercised	(94,970)	$15.62
Forfeited	(23,719)	$31.93
Balance at January 31, 2020	1,127,822	$26.82	4.6	20.2

Vested or expected to vest at January 31, 2020	1,127,822	$26.82	4.6	20.2

Exercisable at January 31, 2020	718,169	$22.88	4.0	15.7

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$11.43 – $11.59	$11.57	126,500	1.4	$11.57	126,500
$18.71 – $22.57	$21.17	397,014	3.8	$21.08	357,014
$25.91 – $27.50	$27.49	247,935	5.2	$27.49	140,461
$38.04 – $39.70	$38.07	356,373	6.2	$38.06	94,194
	$26.82	1,127,822	4.6	$22.88	718,169

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted-Average Grant-Date Fair Value per Share
Balance at January 31, 2018	276,067	$4.98
Granted	272,144	$7.10
Vested	(219,043)	$5.56
Forfeited	(3,950)	$6.41
Balance at January 31, 2019	325,218	$6.18
Granted	367,173	$8.99
Vested	(259,269)	$6.96
Forfeited	(23,469)	$7.69
Balance at January 31, 2020	409,653	$8.03

Share-based Payment Arrangement, Performance Shares, Outstanding Activity [Table Text Block]
	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2018	440,520	$15.91	6.1	11.9
Granted	54,351	$35.23
Performance units issued	35,512	$19.59
Balance at January 31, 2019	530,383	$18.02	5.5	16.6
Granted	53,729	$53.65
Performance units issued	45,762	$23.24
Balance at January 31, 2020	629,874	$21.19	5.0	28.2

Vested or expected to vest at January 31, 2020	629,874	$21.19	5.0	28.2

Exercisable at January 31, 2020	521,794	$16.45	4.3	23.4

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2018	299,020	$12.80	6.1	8.1
Granted	38,046	$27.96
Balance at January 31, 2019	337,066	$14.42	5.6	10.6
Granted	37,611	$38.04
Balance at January 31, 2020	374,677	$16.57	5.0	16.8

Vested or expected to vest at January 31, 2020	374,677	$16.57	5.0	16.8

Exercisable at January 31, 2020	336,921	$14.56	4.6	15.1

Schedule Of Cash Settled Restricted Share Unit Plan Activity [Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2018	58,171	1.5
Granted	32,261
Vested and settled in cash	(45,369)
Balance at January 31, 2019	45,063	1.6
Granted	30,086
Vested and settled in cash	(32,422)
Balance at January 31, 2020	42,727	1.6

Non-vested at January 31, 2020	42,727	1.6